Estimated Other Intangible Assets Amortization Expense (Detail) $ in Thousands	Dec. 31, 2016 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
2017	$ 4,652
2018	3,287
2019	995
2020	875
2021	805
Thereafter	4,236
Total	$ 14,850